TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in Valuation Allowance
Balance	$ 5,484	$ 3,500	$ 3,375
Additions during the year		1,984	125
Balance	$ 5,484	$ 5,484	$ 3,500